Pay vs Performance Disclosure - USD ($)	12 Months Ended					24 Months Ended	36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (4) ($)	Value of Initial Fixed $100 Investment Based on: (5)		Net Income (Loss) (7) ($MM)	Adjusted EBITDA (8) ($MM)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return (6) ($)
2025	10,682,013	10,734,951	4,876,737	4,936,113	57	209	342	633
2024	11,274,304	23,896,929	4,940,452	16,285,484	58	170	19	373
2023	8,588,112	10,904,502	4,413,737	5,676,969	29	125	(246)	61
2022	8,205,804	(14,145,157)	3,749,364	(17,140,438)	29	80	(275)	(115)
2021	2,484,852	97,433,267	5,640,626	58,679,019	56	113	(487)	(42)

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Mr. Comparato was our principal executive officer (the “PEO”) in fiscal years 2021 through 2023. Mr. Narang was our PEO in fiscal year 2024 and 2025. The amounts listed are the amounts of total compensation listed for our PEO for the corresponding year in the “Total” column of the Summary Compensation Table.The amounts listed represent the average amounts of total compensation listed for our non-PEO named executive officers (the “Non-PEO NEOs”) for each corresponding year in the “Total” column of the Summary Compensation Table. The individuals comprising the Non-PEO NEOs for each fiscal year presented are listed below.

FY 2021	FY 2022	FY 2023	FY 2024	FY 2025
Elena Gomez	Elena Gomez	Elena Gomez	Elena Gomez	Elena Gomez
Jennifer DiRico	Brian Elworthy	Brian Elworthy	Brian Elworthy	Brian Elworthy
Brian Elworthy	Stephen Fredette	Stephen Fredette	Stephen Fredette	Stephen Fredette
Stephen Fredette	Aman Narang	Aman Narang	Jonathan Vassil	Jonathan Vassil
Aman Narang	Jonathan Grimm

Peer Group Issuers, Footnote	The peer group used is the S&P 500 Information Technology Industry Index, consistent with the peer group used for the stock performance graph in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025.
PEO Total Compensation Amount	$ 10,682,013	$ 11,274,304	$ 8,588,112	$ 8,205,804	$ 2,484,852
PEO Actually Paid Compensation Amount	$ 10,734,951	23,896,929	10,904,502	(14,145,157)	97,433,267
Adjustment To PEO Compensation, Footnote	The amounts listed in this column represent the amount of “compensation actually paid” to our PEO in accordance with Item 402(v) of Regulation S-K. These amounts do not reflect the amount of actual compensation earned by or paid to our PEO in the applicable year. We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from the Summary Compensation Table total related to pension value is not applicable. The following adjustments were made to our PEO’s Summary Compensation Table total compensation for each year to determine the compensation actually paid:

Year	Summary Compensation Table Total for PEO ($)	Subtract Summary Compensation Table Equity Total (a) ($)	Add Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Add Year End Fair Value of Equity Awards Granted During Year that are Outstanding and Unvested ($)	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Add Year over Year Change as of Vesting Date (from Year End) in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustment ($)	Compensation Actually Paid to PEO ($)
2025	10,682,013	9,594,430	(1,058,540)	8,881,136	1,467,188	357,583	9,647,368	10,734,951
2024	11,274,304	10,368,384	6,024,372	14,470,755	1,406,218	1,089,664	22,991,009	23,896,929
2023	8,588,112	8,556,875	214,778	8,068,243	1,357,397	1,232,847	10,873,265	10,904,502
2022	8,205,804	8,175,804	(12,120,356)	7,425,937	1,790,943	(11,271,681)	(14,175,157)	(14,145,157)
2021	2,484,852	2,135,088	36,218,236	4,758,989	691,861	55,414,417	97,083,503	97,433,267
a.The grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. The value in this column is subtracted from the “Summary Compensation Table Total for PEO” column of this table.

Non-PEO NEO Average Total Compensation Amount	$ 4,876,737	4,940,452	4,413,737	3,749,364	5,640,626
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,936,113	16,285,484	5,676,969	(17,140,438)	58,679,019
Adjustment to Non-PEO NEO Compensation Footnote	The amounts listed in this column represent the average amount of “compensation actually paid” to our Non-PEO NEOs for each corresponding year in accordance with Item 402(v) of Regulation S-K. These amounts do not reflect the actual average amount of compensation earned by or paid to our Non-PEO NEOs in the applicable year. We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from the Summary Compensation Table total related to pension value is not applicable. The following adjustments were made to our Non-PEO NEOs average Summary Compensation Table total compensation for each year to determine the average compensation actually paid:

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Subtract Average Summary Compensation Table Equity Total (a) ($)	Add Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Add Average Year End Fair Value of Equity Awards Granted During Year that are Outstanding and Unvested ($)	Add Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Add Average Year over Year Change as of Vesting Date (from Year End) in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustment ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	4,876,737	4,077,620	(643,760)	3,774,490	623,529	382,738	4,136,997	4,936,113
2024	4,940,452	4,309,351	7,254,531	6,014,412	540,824	1,844,616	15,654,383	16,285,484
2023	4,413,737	4,101,031	94,619	3,826,319	650,419	792,907	5,364,264	5,676,969
2022	3,749,364	3,474,705	(11,900,420)	3,156,030	761,151	(9,431,858)	(17,415,098)	(17,140,438)
2021	5,640,626	5,240,106	19,793,865	12,813,080	159,190	25,512,365	58,278,499	58,679,019
a.The average grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. The value in this column is subtracted from the “Average Summary Compensation Table Total for Non-PEO NEOs” column of this table.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
As demonstrated by the following graph, the amount of compensation actually paid to our PEO and the average amount of compensation actually paid to our Non-PEO NEOs as a group is generally aligned with our cumulative TSR over the five years presented in the table. The general alignment of compensation actually paid with our cumulative TSR over the period presented is because a significant portion of the compensation actually paid to our PEO and to the Non-PEO NEOs is comprised of equity awards, the value of which is tied directly to our stock price. The decline in compensation actually paid to our PEO from fiscal year 2024 to fiscal year 2025, despite the company’s continued strong operational performance, reflects the significant impact of stock price movements on equity award valuations. This outcome demonstrates the alignment of our compensation program with stockholder experience, as executive realized pay is directly tied to stock price performance. Please refer to “Executive Compensation - Compensation Discussion and Analysis,” for information about our executive compensation programs.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (loss)
As demonstrated by the following graph, the amount of compensation actually paid to our PEO and the average amount of compensation actually paid to our Non-PEO NEOs is not aligned with our net income (loss) results over the five years presented in the table. Our net income (loss) performance improved over the five-year period reported in the table while the compensation actually paid to our PEO and the other named executive officers declined over the first two years and in the fifth year of the same period. The lack of alignment of compensation actually paid with our net income (loss) over the period presented is because a significant portion of the compensation actually paid to our PEO and to the Non-PEO NEOs is comprised of equity awards, the value of which is tied directly to our stock price, and net income (loss) is not used as a metric in the Company’s compensation arrangements. Please refer to “Executive Compensation - Compensation Discussion and Analysis,” for information about our executive compensation programs.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted EBITDA
As demonstrated by the following graph, the amount of compensation actually paid to our PEO and the average amount of compensation actually paid to our Non-PEO NEOs as a group is directionally aligned with our Adjusted EBITDA results over the five years presented in the table. Our 2022 short-term incentive bonus plan included Adjusted EBITDA %, which is derived from Adjusted EBITDA, as a bonus financial funding metric. Our 2023, 2024, and 2025 short-term incentive bonus plan also included Adjusted EBITDA as a bonus financial funding metric. Although the graph below shows alignment between compensation actually paid and our Adjusted EBITDA results over the period presented, the primary reason for the decline between 2021 and 2022, the decline between 2024 and 2025, and the increase between 2022 and 2024 in compensation actually paid to our PEO and to the Non-PEO NEOs is because a significant portion of the compensation actually paid to our PEO and to the Non-PEO NEOs is comprised of equity awards, the value of which is tied directly to our stock price. Please refer to “Executive Compensation - Compensation Discussion and Analysis,” for information about our executive compensation programs.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
As demonstrated by the following graph, the Company’s cumulative TSR over the period presented in the table was (43%), while the cumulative TSR of the peer group presented for this purpose, the S&P 500 Information Technology Index, was 109% over the same period. Our stock price performance was below that of the S&P 500 Information Technology Index. Following our initial public offering in September 2021, we believe our stock price was subject to greater market volatility than the stock prices for technology companies in the S&P 500 Information Technology Index since companies in the index had been in operation and trading publicly for longer periods of time.

Tabular List, Table

Adjusted EBITDA (a non-GAAP financial measure)
RGP (a non-GAAP financial measure)

Total Shareholder Return Amount	$ 57	58	29	29	56
Peer Group Total Shareholder Return Amount	209	170	125	80	113
Net Income (Loss)	$ 342,000,000	$ 19,000,000	$ (246,000,000)	$ (275,000,000)	$ (487,000,000)
Company Selected Measure Amount	633,000,000	373,000,000	61,000,000	(115,000,000)	(42,000,000)
PEO Name						Mr. Narang	Mr. Comparato
Additional 402(v) Disclosure	The disclosed values in these columns represent the measurement period value of an investment of $100 as of September 22, 2021, the date our Class A common stock began trading on the New York Stock Exchange, and then valued on the last trading day of each of 2021, 2022, 2023, 2024, and 2025, as applicable.The dollar amounts listed represent the total net income (loss) reported in the Company’s audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA (a non-GAAP financial measure)
Non-GAAP Measure Description	Our company-selected measure is Adjusted EBITDA. Adjusted EBITDA is a non-GAAP financial measure. Please refer to Appendix A for a description and reconciliation of this non-GAAP financial measure.
Measure:: 2
Pay vs Performance Disclosure
Name	RGP (a non-GAAP financial measure)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,594,430)	$ (10,368,384)	$ (8,556,875)	$ (8,175,804)	$ (2,135,088)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,647,368	22,991,009	10,873,265	(14,175,157)	97,083,503
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,881,136	14,470,755	8,068,243	7,425,937	4,758,989
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,058,540)	6,024,372	214,778	(12,120,356)	36,218,236
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,467,188	1,406,218	1,357,397	1,790,943	691,861
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	357,583	1,089,664	1,232,847	(11,271,681)	55,414,417
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,077,620)	(4,309,351)	(4,101,031)	(3,474,705)	(5,240,106)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,136,997	15,654,383	5,364,264	(17,415,098)	58,278,499
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,774,490	6,014,412	3,826,319	3,156,030	12,813,080
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(643,760)	7,254,531	94,619	(11,900,420)	19,793,865
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	623,529	540,824	650,419	761,151	159,190
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 382,738	$ 1,844,616	$ 792,907	$ (9,431,858)	$ 25,512,365